Equity	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 11 – EQUITY

a)	Ordinary Shares confer upon their holders the right to attend and vote in general shareholders’ meetings, to share in the distribution of dividends if and when declared by the Board and the right to receive assets of the Company upon its liquidation.

b)	On August 30, 2023, the Board authorized a share repurchase program for up to an aggregate amount of $1.5 million of Ordinary Shares, subject to court approval. On November 2, 2023, the Economic Department of the Tel Aviv District Court (the “Court”) approved the Company’s share repurchase program. The Court determined, in accordance with the Company’s motion, that the repurchase of shares under the program, if any, must be completed within 45 days following the Court’s approval. The Company did not purchase any shares under the share repurchase program, and the Board approved the extension of the share repurchase program until June 30, 2024, subject to Court approval. On January 17, 2024, the Court approved the Company’s motion to extend the share repurchase program until June 30, 2024, subject to compliance with applicable law. Repurchases, if any, may be effected from time to time through open market purchases, including pursuant to a pre-set trading plan meeting the requirements of Rule 10b5-1(c) of the Exchange Act of 1934, as amended, privately negotiated transactions, pursuant to accelerated share repurchase agreements entered into with one or more counterparties, or otherwise. As of December 31, 2023 no shares had been repurchased by the Company under the share repurchase program.

c)	On December 30, 2022 the Company entered into an agreement (the “ATM Agreement”), with Cantor Fitzgerald & Co. and JMP Securities LLC (each referred to as an “Agent”, and together, the “Agents”), as sales agents, pursuant to which the Company may elect to sell, but is not obligated to sell, Ordinary Shares having an aggregate offering price of up to $100,000,000 from time to time through the Agents. The offer and sale of Ordinary Shares by the Company under the ATM Agreement may be made in transactions that will be deemed to be “at-the-market” offerings as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on or through the Nasdaq Capital Market, or any other existing trading market in the United States for the Ordinary Shares, sales made to or through a market maker other than on an exchange or otherwise, directly to an Agent as principal, in negotiated transactions, or in any other method permitted by law, which may include block trades. The Company has agreed to pay the Agents an aggregate commission of 3.0% of the gross sales price from each sale of Ordinary Shares under the ATM Agreement. During 2023 the Company sold an aggregate of 124,171 Ordinary Shares under the ATM Agreement, resulting in a gross aggregate offering price of $513 thousand at a gross average price per share of $4.11. Issuance expenses totaled $153 thousand.

d)	On February 9, 2021, the Company entered into an amended and restated underwriting agreement (the “February 2021 Underwriting Agreement”) with H.C. Wainwright & Co., LLC (“Wainwright”) with respect to the offer, issuance and sale (the “February 2021 Offering”) of an aggregate of 2,296,107 Ordinary Shares, together with an option granted to Wainwright to purchase up to 344,416 additional Ordinary Shares. The Ordinary Shares were offered to the public at a price of $20 per share.

The February 2021 Offering closed on February 12, 2021, on which date the Company completed the issuance of 2,296,107 Ordinary Shares to Wainwright at a price, including the underwriting discount but before other associated fees, of $18.60 per ordinary share, as set forth in the February 2021 Underwriting Agreement.

On February 17, 2021, Wainwright exercised in part its option to purchase additional Ordinary Shares and purchased 268,205 Ordinary Shares at a price, including the underwriting discount but before other associated fees, of $18.60 per share, as set forth in the February 2021 Underwriting Agreement.

In accordance with the February 2021 Underwriting Agreement, the Company paid Wainwright underwriting discounts and commissions equal to 7% of the gross proceeds received by the Company from the sale of the Ordinary Shares in the February 2021 Offering, as well as a management fee equal to 1% of the gross proceeds received by the Company from the sale of the Ordinary Shares in the February 2021 Offering. In addition, the Company issued to Wainwright 179,501 warrants to purchase Ordinary Shares of the Company. The Company has also paid Wainwright approximately $126,000 for various expenses.

The net proceeds from the February 2021 Offering were $47,023 thousand after deducting Wainwright’s fees and other expenses relating to the February 2021 Offering.

e)	On October 22, 2020, the Company entered into an at the market offering agreement (the “Former ATM Agreement”), with Wainwright pursuant to which the Company was able, from time to time and at the Company’s option, to issue and sell Ordinary Shares having an aggregate offering price of up to $25 million through Wainwright as sales agent, subject to certain terms and conditions. The Company terminated the Former ATM Agreement on December 19, 2022. Between February 5, 2021 and February 9, 2021, the Company received gross proceeds of $6,339,000 from the sale of 284,317 Ordinary Shares under the Former ATM Agreement at an average gross price per share of $22.29. Issuance expenses totaled $192 thousand.

f)	Each of the Company’s outstanding warrants entitles the holder to exercise such warrant for one Ordinary Share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the Ordinary Shares.

All Company warrants are classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

The following table contains additional information concerning warrants activity for the years 2023 and 2022:

	For the year ended December 31,
	2023		2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at beginning of the year	202,251	$23.31	704,355	$13.18
Forfeited and expired	-	$-	(502,104)	$9.09
Outstanding and exercisable at year-end	202,251	$23.31	202,251	$23.31

Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for warrants outstanding at December 31, 2023:

Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
22,750	$10	February 26, 2020	February 24, 2025
160,727	$25	February 12, 2021	February 9, 2026
18,774	$25	February 17, 2021	February 9, 2026
202,251